Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
Opening amount			£ 256,118	£ 253,282
Additions			18,810	9,440
Depreciation charge	£ (3,960)	£ (3,755)	(7,868)	(7,476)
Closing amount	267,060	255,246	267,060	255,246
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			414,641	409,992
Closing amount	433,451	419,432	433,451	419,432
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(158,523)	(156,710)
Closing amount	(166,391)	(164,186)	(166,391)	(164,186)
Property
Reconciliation of changes in property, plant and equipment
Opening amount			220,033	220,736
Additions			3	2,783
Depreciation charge			(1,740)	(1,743)
Closing amount	218,296	221,776	218,296	221,776
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			289,943	287,413
Closing amount	289,946	290,196	289,946	290,196
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(69,910)	(66,677)
Closing amount	(71,650)	(68,420)	(71,650)	(68,420)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount			11,414	11,612
Additions			2,397	1,872
Depreciation charge			(2,688)	(2,455)
Closing amount	11,123	11,029	11,123	11,029
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			45,809	46,706
Closing amount	48,206	48,578	48,206	48,578
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(34,395)	(35,094)
Closing amount	(37,083)	(37,549)	(37,083)	(37,549)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount			24,671	20,934
Additions			6,350	4,785
Depreciation charge			(3,440)	(3,278)
Closing amount	27,581	22,441	27,581	22,441
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			78,889	75,873
Closing amount	85,239	80,658	85,239	80,658
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(54,218)	(54,939)
Closing amount	(57,658)	£ (58,217)	(57,658)	£ (58,217)
Assets under construction
Reconciliation of changes in property, plant and equipment
Additions			10,060
Closing amount	10,060		10,060
Assets under construction | Cost / gross value
Reconciliation of changes in property, plant and equipment
Closing amount	£ 10,060		£ 10,060